SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On August 18, 2021, the Board of Directors of the Company declared a dividend of $0.15 per share to shareholders of record as of September 15, 2021, which will be paid in cash on or around September 29, 2021.

In August 2021, the Company entered into an agreement with a leading Asia-based transportation company to build and charter out two additional newbuild dual-fuel 7,000 CEU car carriers designed to use LNG. The charter period is 10 years from delivery of the vessels in 2024. The vessels are sister vessels of the two 7,000 CEU car carriers currently under construction and will be chartered to the Volkswagen Group from delivery in 2023.

In August 2021, the Company took delivery of the two 6,800 TEU container vessels which were agreed for acquisition in June 2021. Upon delivery, the two vessels immediately commenced their long term charters to a leading container liner operator.

In August 2021, the Company agreed to acquire two additional 14,000 TEU vessels in combination with a long term charters to a leading container liner operator. The delivery is expected to take place in the third quarter of 2021.

In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules. Under the amendment agreement with Seadrill, the West Hercules is contracted to be employed with an oil major into the second half of 2022 (the “charter period”), prior to being redelivered to SFL in Norway. Pursuant to the amendment agreement, SFL has agreed to receive bareboat hire of (i) approximately $64,700 per day until Seadrill emerges from Chapter 11 and its plan is confirmed by the court (the “Emergence Date”), and (ii) following the Emergence Date, approximately $60,000 per day while the rig is employed under a contract and generating revenues for Seadrill and approximately $40,000 in all other scenarios, including when the rig is idle or undergoing mobilization or demobilization. Pursuant to the amendment agreement, Seadrill has agreed to fund the mobilization and demobilization of the rig, which is expected to occur during the charter period. Seadrill is expected to seek bankruptcy court approval of the amendment agreement on or before September 2, 2021, which is a condition precedent to the effectiveness to the amendment agreement. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill.

Separately, on July 24, 2021, Seadrill announced that it had entered into a plan support agreement (the “PSA”) with certain of its senior secured lenders holding approximately 57.8% of its senior secured loans. The PSA includes a milestone for bankruptcy court approval of the plan by November 5, 2021.

While no assurances can be provided with regards to the outcome of Seadrill’s Chapter 11 process, or whether Seadrill will be able to fulfill its obligations under its agreements with us, including under the amendment agreement (which is subject to bankruptcy court approval) or the PSA, SFL continues to have constructive dialogue with Seadrill, including in respect of the West Linus, which is on a sub-charter to an oil major in the North Sea until the end of 2028.

In July 2021, the Company received notices of the intention to exercise the purchase options on 18 feeder container vessels currently on long term charter to MSC. Six of the vessels have been delivered to MSC and the remaining vessels are expected to be delivered by the end of the third quarter of 2021.

In July 2021, the Company issued 528,447 shares under the ATM and DRIP which were subscribed at the end of June 2021.